CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss			$ (61,195)	$ (87,589)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	$ 1,011	$ 688	886	2,040
Noncash lease expense			649	815
Pay-to-Play financing charge				35,832
Debt financing charge on convertible notes		464	464	3,145
Stock-based compensation	28,092	1,042	3,847	2,483
Credit loss expense			570	421
Deferred income taxes			(1,124)	(107)
Loss on purchase commitments			0	1,165
Non-cash loss on lease termination				(18)
Changes in operating assets and liabilities:
Accounts receivable, net			(614)	362
Accounts receivable - related party			467	639
Inventories			(2,039)	(2,186)
Prepaid expenses and other current assets			(21,630)	167
Other assets			15	64
Accounts payable and accrued liabilities			10,988	9,500
Operating lease liabilities			(616)	(854)
Income taxes payable			2,108	(590)
Accrued loss on purchase commitments			(2,985)	(3,022)
Accrued compensation			(325)	34
Other liabilities			1,279	(733)
Change in fair value of convertible notes			10,022	9,532
Change in fair value of warrant liabilities			5,701	945
Net cash used in operating activities:	(57,290)	(35,788)	(53,532)	(27,955)
Cash flows from investing activities:
Purchases of property and equipment	(707)	(1,165)	(902)	(220)
Net cash used in investing activities	(707)	(1,165)	(902)	(220)
Cash flows from financing activities:
Merger and PIPE financing, net of transaction costs	15,874
Funds held in escrow	503
Payment of deferred offering costs	(4,332)	(3,668)	(4,357)
Repayment of advances from related party	(114)
Proceeds from issuance of common stock, net of financing charge on the committed equity facility	20,024
Payment of committed equity facility transaction costs	(200)
Proceeds from short term demand notes				4,925
Repayment of short term demand notes		(4,750)	(4,750)	(176)
Proceeds from exercise of stock options	18	80	98	1
Proceeds from convertible notes		110,718	110,718	12,300
Net cash provided by financing activities	31,773	102,380	101,709	26,475
Net change in cash, cash equivalents and restricted cash	(26,224)	65,427	47,275	(1,700)
Cash, cash equivalents and restricted cash at beginning of period	50,488	3,213	3,213	4,913
Cash, cash equivalents and restricted cash at end of period	24,264	68,640	50,488	3,213
Components of cash, cash equivalents and restricted cash:
Cash and cash equivalents	24,001	68,640	50,237	3,213
Restricted cash (included within other assets)	263		251
Cash - end of period	24,001	68,640	50,237	3,213
Total cash, cash equivalents and restricted cash	24,264	68,640	50,488	3,213
Supplemental cash flow disclosures:
Cash paid for income taxes			223
Cash paid during the year for interest			245	3
Supplemental non-cash disclosures:
Property and equipment acquired in accounts payable & accrued expenses			510
Reissuance of Shadow Preferred in Pay-to-Play Pull Through Exchange at redemption value				109,327
Operating lease asset obtained in exchange for new operating lease liabilities	431		0	1,673
Right-of-use assets and lease liabilities extinguished upon termination of lease, net of gain				(108)
Conversion of convertible notes to common stock	314,334
Capitalized deferred offering costs included in accounts payable and accrued expenses and other current liabilities	241	864
Issuance of warrants with convertible notes		$ 4,816	4,816	1,690
Capitalized deferred offering costs included in accounting payable and accrued liabilities			$ 6,764	1,491
Net exercise of warrants for common stock	75,056
Issuance of warrants for professional services	167
Issuance of common stock	8,754
Redemption of common shares with cash held in escrow	33,157
Issuance of common stock under committed equity facility	243
Issuance of common stock to advisors	$ 2,538
Pay-to-Play convertible notes and Common Rights Offering
Cash flows from financing activities:
Proceeds from convertible notes				$ 9,425